COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended				12 Months Ended					1 Months Ended					12 Months Ended
	Oct. 31, 2010 complaint	Sep. 30, 2010 complaint	Aug. 31, 2010 complaint	Jul. 31, 2010 complaint	Dec. 31, 2011 location lawsuit	Dec. 31, 2010 complaint	Dec. 31, 2011 State class lawsuit	Dec. 31, 2011 National class lawsuit	Dec. 31, 2011 Merger transaction matters Nalco Holding Company ("Nalco") shareholders lawsuit	Oct. 31, 2011 Deepwater Horizon Incident Nalco Holding Company ("Nalco") operator	Apr. 30, 2011 Deepwater Horizon Incident Nalco Holding Company ("Nalco") lawsuit	Aug. 31, 2010 Deepwater Horizon Incident Nalco Holding Company ("Nalco") lawsuit	Jul. 31, 2010 Deepwater Horizon Incident Nalco Holding Company ("Nalco") lawsuit	Jun. 30, 2010 Deepwater Horizon Incident Nalco Holding Company ("Nalco") lawsuit	Dec. 31, 2011 Deepwater Horizon Incident Nalco Holding Company ("Nalco") complaint case dispersant
Environmental matters
Number of locations for environmental assessments and remediation					32
Reserve for environmental remediation costs					$ 5	$ 3
Loss contingencies
Number of wage hour lawsuits					5		4	1
Number of purported stockholders of Nalco filing lawsuits									4
Number of putative class action lawsuits									4
Number of putative class action complaints filed											8	8	8	8
Number of complaints filed by individuals	8	8	8	8		8
Number of oil dispersants for which the EPA released toxicity data															8
Number of master complaints naming Nalco and others who responded to the oil spill (known as the "B3 Bundle")															1
Number of cases in the B3 Bundle															15
Minimum number of master complaints claimants may assert causes of action															1
Number of cases previously filed against entity that are not included in the B3 Bundle															6
Number of boat operators and clean-up technicians who are claiming alleged health-related problems from use of oil dispersant product										26